Annual Total Returns- JPMorgan Growth Advantage Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Growth Advantage Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.72%)	15.88%	44.36%	9.54%	8.54%	1.07%	35.19%	(1.63%)	35.81%	53.25%